DUE TO RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DUE TO RELATED PARTIES
NOTE 10 - DUE TO RELATED PARTIES

NOTE 10 – DUE TO RELATED PARTIES

Due to related parties consisted of the following:

	March 31,	December 31,
	2022	2021
	(Unaudited)
Ms. Huang Li (4)	$61,804	$61,492
Mr. Yang Wang (3)	453,658	92,719
Mr. Jun Wang (2)	389,000	439,449
World Precision Medicine Technology Inc. (1)	670,000	670,000
Total	$1,574,462	$1,263,660

(3)	Mr. Yang Wang controls 21.14% of the outstanding Class A common stock of Yubo New York and is a director of the Company and Yubo Beijing.
(1)

World Precision Medicine Technology Inc. is controlled by Mr. Cheung Ho Shun. Cheung Ho Shun purchased 152,284 ordinary shares of Platinum (now 1,754,997 shares of Yubo New York Class A common stock) on September 11, 2020 for $750,000 cash.

(4)	Ms. Huang Li is a shareholder of Focus One Technology Group Limited (“Focus One”). Focus One owns 9.75% of the issued and outstanding Class A common stock of the Company.
(2)	Mr. Jun Wang controls 34.14% of the outstanding Class A common stock of Yubo New York and is the CEO of the Company and Yubo Beijing.

The due to related parties payables are noninterest bearing and are due on demand.

NOTE 10 – DUE TO RELATED PARTIES

Due to related parties consisted of the following:

	December 31,	December 31,
	2021	2020
Ms. Huang Li (4)	$61,492	$-
Mr. Yang Wang (3)	92,719	91,951
Mr. Jun Wang (2)	439,449
World Precision Medicine Technology Inc. (1)	670,000	-
Total	$1,263,660	$91,951

(3)	Mr. Yang Wang controls 21.14% of the outstanding Class A common stock of Yubo New York and is a director of the Company and Yubo Beijing.

(1)

World Precision Medicine Technology Inc. is controlled by Mr.. Cheung Ho Shun. Cheung Ho Shun purchased 152,284 ordinary shares of Platinum (now 1,754,997 shares of Yubo New York Class A common stock) on September 11, 2020 for $750,000 cash.

(4)	Ms. Huang Li is a shareholder of Focus One Technology Group Limited (“Focus One”). Focus One owns 9.75% of the issued and outstanding Class A common stock of the Company.

(2)	Mr. Jun Wang controls 34.14% of the outstanding Class A common stock of Yubo New York and is the CEO of the Company and Yubo Beijing.

 The due to related parties payables are noninterest bearing and are due on demand.